Tax assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Recognized In Equity [Abstract]
Tax credited to equity	R$ 2,785,330	R$ 3,373,984	R$ 2,955,552
Measurement of available-for-sale securities	0	1,016,121	963,990
Measurement at fair value through other comprehensive income	369,805	0	0
Measurement of cash flow hedges	2,081	1,063	4,145
Measurement of investment hedges	562,353	562,353	562,353
Defined benefit plan	1,851,091	1,794,447	1,425,064
Tax charged to equity	(2,168,758)	(2,541,177)	(1,795,115)
Measurement of available-for-sale securities	0	(2,426,459)	(1,701,732)
Measurement at fair value through other comprehensive income	(1,997,600)	0	0
Measurement of cash flow hedges	(163,038)	(111,134)	(87,929)
Defined benefit plan	(8,120)	(3,584)	(5,454)
Total	R$ 616,572	R$ 832,807	R$ 1,160,437